EARNINGS PER UNIT (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ 53,304	$ 42,997	$ 37,951
Less: net income attributable to the pre-IPO period	0	24,112
Less: net income attributable to SMP Holdings	9,720	1,271
Net income attributable to SMLP	43,584	17,614
Less: net income attributable to general partner, including IDRs	1,035	352
Net income attributable to limited partners	42,549	17,262
Weighted-average common units outstanding – basic (in units)	26,951,346	24,412,427
Less: effect of non-vested phantom units and non-vested restricted units (in units)	150,133	131,558
Weighted-average common units outstanding – diluted (in units)	27,101,479	24,543,985
Weighted-average subordinated units outstanding – basic and diluted (in units)	24,409,850	24,409,850
Earnings per common unit – basic (in dollars per unit)	$ 0.86	$ 0.35
Earnings per common unit – diluted (in dollars per unit)	$ 0.86	$ 0.35
Earnings per subordinated unit – basic and diluted (in dollars per unit)	$ 0.79	$ 0.35
Limited partners, Common
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	22,311	8,631
Net income attributable to limited partners	23,227	8,632
Subordinated units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income attributable to limited partners	$ 19,322	$ 8,630